Fair Value Measurements - Changes in Fair Value Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - Recurring - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock Purchase Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Sales	$ (13,367)	$ 0
Stock Purchase Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Fair value at the beginning of the year	12,026	30,749
Fair value on acquisition/issuance	0	2,330
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Still Held, Unrealized Gain (Loss)	26,900	(21,053)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Earnings	(25,559)	0
Fair value at the end of the year	$ 0	$ 12,026